DEBT	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
DEBT [Text Block]

18. DEBT

	As at December 31,
	2020	2019
Current:
Lease liabilities (b)	8,094	7,990
Secured equipment loans (c)	7,536	6,626
Lease related obligations (d)	1,987	1,844
	17,617	16,460
Long-term:
Senior secured notes (a)	313,965	317,728
Lease liabilities (b)	11,829	11,107
Secured equipment loans (c)	12,536	18,746
Lease related obligations (d)	7,457	9,444
	345,787	357,025
Total debt	363,404	373,485

(a) Senior secured notes

In June 2017, the Company completed an offering of US$250,000 aggregate principal amount of senior secured notes (the "2022 Notes").  The Notes mature on June 15, 2022 and bear interest at an annual rate of 8.750%, payable semi-annually on June 15 and December 15.

The 2022 Notes are secured by liens on the shares of Taseko's wholly-owned subsidiary, Gibraltar Mines Ltd., and the subsidiary's rights under the joint venture agreement relating to the Gibraltar Mine.  The 2022 Notes are guaranteed by each of Taseko's existing and future restricted subsidiaries, other than Yellowhead. The Company is able to incur limited amounts of additional secured and unsecured debt under certain conditions as defined in the  indenture. The Company is also subject to certain restrictions on asset sales, issuance of preferred stock, dividends and other restricted payments. However, there are no maintenance covenants with respect to the Company's financial performance.

On February 10, 2021, the Company announced that it had closed an offering of US$400 million aggregate principal amount of Senior Secured Notes due 2026 (the "2026 Senior Secured Notes"). Interest on the 2026 Senior Secured Notes will accrue at an annual rate of 7.0% payable semi-annually. Taseko intends to use the majority of the net proceeds from this offering to redeem all the 2022 Notes, including the call premium of 102.188% and accrued interest (Note 27).

(b) Lease liabilities

Lease liabilities include the Company's outstanding lease liabilities under IFRS 16. At December 31, 2020, the net carrying amount of leased assets was $32,449 (2019: $37,254).

The lease liabilities have monthly repayment terms ranging between 8 and 70 months and with interest rates between 4.2% and 6.3%.

(c) Secured equipment loans

The equipment loans are secured by existing mining equipment at the Gibraltar Mine and commenced between June, 2018 and August, 2019 with monthly repayment terms ranging between 48 and 60 months and with interest rates ranging between 5.2% to 6.4%.

In May 2019, Gibraltar entered into an equipment loan with the Company's share of proceeds being $13,875 and in August 2019, Gibraltar entered into an equipment loan with the Company's share of proceeds being $7,977.

(d) Lease related obligations

Lease related obligations relate to a lease arising under a sale leaseback transaction on certain items of equipment at the Gibraltar mine. The lease commenced in June 2019 and has a term of 54 months. At the end of the lease term, the Company has an option to renew the term, an option to purchase the equipment at fair market value or option to return the equipment. The lease contains a fixed price early buy-out option exercisable at the end of 48 months.

(e) Debt continuity

The following schedule shows the continuity of total debt for the year ended December 31, 2020:

	As at December 31,
	2020	2019
Total debt as at January 1	373,485	355,481
Lease additions on initial application of IFRS 16	—	5,962
Lease additions	8,131	11,295
Equipment loan net proceeds	—	21,852
Lease related obligations on sale leaseback transaction	—	12,161
Lease liabilities and equipment loans repayments	(14,362)	(18,920)
Unrealized foreign exchange gain	(6,541)	(16,654)
Amortization of deferred financing charges	2,691	2,308
Total debt as at December 31	363,404	373,485